UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lydian Asset Management L.P.
Address: 	495 Post Road East
       		Westport, CT 06880

13F File Number: 028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  203-571-1310

Signature, Place, and Date of Signing:

Bruce Gille    Westport, Connecticut    November 13, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	25

Form 13F Information Table Value Total:   	609878



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE


FORM 13F INFORMATION TABLE
                                                               VALUE  SHARES /                       INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)    PRN AMT     SH/PRN PUT/CALL DSCRETN MANAGERS SOLESHAREDNONE


MYLAN INC                     COM                 628530107    1695       105300       SH             SOLE             0     0   0
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0     007903AL1   32890     44000000      PRN             SOLE             0     0   0
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1     007903AN7   34645     41000000      PRN             SOLE             0     0   0
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1     008252AL2   14570     15500000       SH             SOLE             0     0   0
AMGEN INC                     NOTE 0.375% 2/0     031162AQ3   10088     10000000       SH             SOLE             0     0   0
ANIXTER INTL INC              NOTE 7/0            035290AG0   30080     47000000      PRN             SOLE             0     0   0
ANIXTER INTL INC              NOTE 1.000% 2/1     035290AJ4   10680     12000000      PRN             SOLE             0     0   0
CEPHALON INC                  NOTE 6/1            156708AL3   20995     19000000      PRN             SOLE             0     0   0
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0     207142AH3    4244      5000000      PRN             SOLE             0     0   0
E M C CORP MASS               NOTE 1.750%12/0     268648AM4   51660     42000000      PRN             SOLE             0     0   0
JDS UNIPHASE CORP             NOTE 1.000% 5/1     46612JAD3    4593      5500000      PRN             SOLE             0     0   0
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0     495582AJ7    8600     10000000      PRN             SOLE             0     0   0
LIBERTY MEDIA CORP            DEB 3.500% 1/1      530715AN1   38750     77500000      PRN             SOLE             0     0   0
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1     549463AH0   69930     84000000      PRN             SOLE             0     0   0
MEDTRONIC INC                 NOTE 1.625% 4/1     585055AM8   24656     25000000      PRN             SOLE             0     0   0
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0     595112AH6   74956     89500000      PRN             SOLE             0     0   0
OMNICARE INC                  DBCV 3.250%12/1     681904AL2   14245     18500000      PRN             SOLE             0     0   0
PLAYBOY ENTERPRISES INC       NOTE 3.000% 3/1     728117AB8   10361     13500000      PRN             SOLE             0     0   0
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1     75508AAB2    2095      2000000      PRN             SOLE             0     0   0
SAKS INC                      NOTE 2.000% 3/1     79377WAL2   16600     20000000      PRN             SOLE             0     0   0
SANDISK CORP                  NOTE 1.000% 5/1     80004CAC5   92523    119000000      PRN             SOLE             0     0   0
STANDARD PAC CORP             NOTE 6.000%10/0     853763AA8    4350      5118000      PRN             SOLE             0     0   0
SYMANTEC CORP                 NOTE 0.750% 6/1     871503AD0    2628      2500000      PRN             SOLE             0     0   0
SYMANTEC CORP                 NOTE 1.000% 6/1     871503AF5   15994     15000000      PRN             SOLE             0     0   0
TRANSOCEAN INC                NOTE 1.500%12/1     893830AW9   18050     19000000      PRN             SOLE             0     0   0


